SHARE CAPITAL (Schedule of Underlying Data Used for Computing the Fair Value of the Options) (Details) - Share Options [Member] - Employees and Directors [Member] - $ / shares	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of ordinary share	$ 10.12
Dividend yield	0.00%	0.00%
Expected volatility	59.70%
Expected volatility, minimum		60.30%
Expected volatility, maximum		60.50%
Risk-free interest rate	2.09%
Risk-free interest rate, minimum		1.36%
Risk-free interest rate, maximum		1.52%
Expected term	6 years	6 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of ordinary share		$ 5.90
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of ordinary share		$ 6.84